Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Oct. 28, 2020
Class A
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	17.87%
Total Annual Fund Operating Expenses	19.07%	[1]
Fee Waiver	17.81%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[1]
Class C
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	9.67%
Total Annual Fund Operating Expenses	11.62%	[1]
Fee Waiver	9.75%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.87%	[1]
Class S
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	9.79%
Total Annual Fund Operating Expenses	10.99%	[1]
Fee Waiver	9.62%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.37%	[1]
Class I
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	6.02%
Total Annual Fund Operating Expenses	6.97%	[1]
Fee Waiver	5.99%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[1]
Class N
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	4.66%
Total Annual Fund Operating Expenses	5.61%	[1]
Fee Waiver	4.74%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[1]
Class T
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	6.00%
Total Annual Fund Operating Expenses	6.95%	[1]
Fee Waiver	5.83%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.